Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets
Non-current restricted cash	€ 1,425	€ 1,482	€ 1,418
Financial assets held at fair value through profit or loss	0	8,951	11,275
Other non-current assets	1,048	910	1,399
Total other non-current assets	2,473	11,343	€ 14,091
Belgium
Other non-current assets
Non-current restricted cash	1,000	1,000
The Netherlands
Other non-current assets
Non-current restricted cash	€ 400	€ 500